Earnings per share (Tables)	6 Months Ended
Sep. 30, 2015
Earnings per share
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2014	2015
Basic—
Net income attributable to NHI shareholders	¥72,732	¥115,301
Weighted average number of shares outstanding	3,660,114,608	3,596,599,957
Net income attributable to NHI shareholders per share	¥19.87	¥32.06

Diluted—
Net income attributable to NHI shareholders	¥72,714	¥115,259
Weighted average number of shares outstanding	3,759,340,816	3,687,614,198
Net income attributable to NHI shareholders per share	¥19.34	¥31.26

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2014	2015
Basic—
Net income attributable to NHI shareholders	¥52,872	¥46,559
Weighted average number of shares outstanding	3,638,479,123	3,595,833,271
Net income attributable to NHI shareholders per share	¥14.53	¥12.95

Diluted—
Net income attributable to NHI shareholders	¥52,861	¥46,538
Weighted average number of shares outstanding	3,736,423,754	3,685,748,891
Net income attributable to NHI shareholders per share	¥14.15	¥12.63